Financial Instruments - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 547,979	€ 655,493
Borrowings		330,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	547,979	655,493
Undrawn borrowing facilities	987,340	621,989
Liquidity risk | Revolving Credit
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	€ 937,559	€ 534,429